Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Tabular Disclosure of Compensation Actually Paid versus Performance

The following table discloses information on “compensation actually paid,” or CAP, to our principal executive officer, or PEO, and the average CAP to our other Named Executive Officers, or non-PEO NEOs, during the previous five fiscal years, alongside Company total shareholder return, or TSR, peer group TSR, net income (loss), and the Company-selected financial performance measure of Adjusted EBITDA.

	Summary		Average Summary Compensation Table Total	Average	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO(1)	CAP to PEO(2)	for Non-PEO NEOs(3)	CAP to Non-PEO NEOs(4)	TSR	Peer Group TSR(5)	Net Income (Loss) ($ millions)	Adjusted EBITDA ($ millions)(6)
2025	$12,961,940	$24,972,850	$2,829,657	$4,634,447	$110.36	$205.05	$295	$966
2024	$8,760,125	$7,389,231	$1,953,259	$1,818,697	$71.50	$142.03	$190	$927
2023	$7,906,628	$13,215,067	$2,117,764	$3,083,750	$69.95	$121.68	$(1,841)	$863
2022	$8,058,382	$3,494,929	$2,046,599	$759,709	$57.06	$101.05	$333	$854
2021	$7,596,357	$11,383,747	$2,311,088	$3,336,104	$116.37	$129.18	$551	$868

(1)
These amounts reflect the total compensation of our PEO for the previous five years as calculated in accordance with the requirements of Item 402(c) of Regulation S-K, or Item 402(c). Dr. Lee served as our PEO each year presented in the table.
(2)
These amounts reflect CAP for our PEO for the previous five years as calculated in accordance with Item 402(v) of Regulation S-K, or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP of our PEO for the previous five years.

Adjustment	2025	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$12,961,940	$8,760,125	$7,906,628	$8,058,382	$7,596,357
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(10,133,327)	$(7,388,552)	$(5,900,090)	$(5,909,984)	$(4,478,002)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$17,901,722	$4,616,322	$9,488,697	$5,503,956	$7,086,150
Year-Over-Year Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$4,208,225	$121,996	$989,809	$(3,482,934)	$698,646
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$34,290	$1,279,340	$730,023	$(674,491)	$480,596
Compensation Actually Paid	$24,972,850	$7,389,231	$13,215,067	$3,494,929	$11,383,747

(3)
These amounts reflect the average total compensation of Mr. Mayampurath, Ms. Burke, Mr. Henry, and Mr. Schreiner for 2025; Mr. Mayampurath, Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2024; Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2023 and 2022; and Ms. Burke, Mr. Schreiner, Mr. Bagshaw, and Dr. Mark Gitin, our former Executive Vice President and General Manager, Photonics Solutions Division, for 2021, each as calculated in accordance with the requirements of Item 402(c).
(4)
These amounts reflect the average CAP for our non-PEO NEOs for the previous five years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO NEOs for the previous five years.

Adjustment	2025	2024	2023	2022	2021
Average Total Compensation from Summary Compensation Table	$2,829,657	$1,953,259	$2,117,764	$2,046,599	$2,311,088
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,524,347)	$(1,154,794)	$(1,130,850)	$(1,132,739)	$(1,020,430)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$2,682,749	$833,417	$1,742,044	$1,025,706	$1,577,301
Year-Over-Year Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$567,015	$10,766	$198,872	$(805,502)	$305,120
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$79,373	$176,049	$155,920	$(374,355)	$163,025
Average Compensation Actually Paid	$4,634,447	$1,818,697	$3,083,750	$759,709	$3,336,104

(5)
Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
(6)
We selected this measure as the most important in linking 2025 NEO CAP to Company performance because long-term equity incentive compensation comprised the largest percentage of total NEO compensation and Adjusted EBITDA was the financial measure we used to determine achievement under 70% of the performance-based RSUs granted in 2025. Adjusted EBITDA is defined as the Company’s GAAP operating income, excluding any charges or income not related to the operating performance of the Company, plus depreciation and stock compensation expense. For 2024, Adjusted EBITDA excludes the Non-Executive Bonus Adjustment. For 2022, Adjusted EBITDA excludes the results of Atotech, which we acquired in August 2022. For 2021, Adjusted EBITDA excludes the results of Photon Control, which we acquired in July 2021. For further information regarding Adjusted EBITDA and its function in our executive compensation program, see “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation — Long-Term Equity Incentive Compensation” above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
These amounts reflect the average total compensation of Mr. Mayampurath, Ms. Burke, Mr. Henry, and Mr. Schreiner for 2025; Mr. Mayampurath, Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2024; Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2023 and 2022; and Ms. Burke, Mr. Schreiner, Mr. Bagshaw, and Dr. Mark Gitin, our former Executive Vice President and General Manager, Photonics Solutions Division, for 2021, each as calculated in accordance with the requirements of Item 402(c).

Peer Group Issuers, Footnote	(5) Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 12,961,940	$ 8,760,125	$ 7,906,628	$ 8,058,382	$ 7,596,357
PEO Actually Paid Compensation Amount	$ 24,972,850	7,389,231	13,215,067	3,494,929	11,383,747
Adjustment To PEO Compensation, Footnote
(2)
These amounts reflect CAP for our PEO for the previous five years as calculated in accordance with Item 402(v) of Regulation S-K, or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP of our PEO for the previous five years.

Adjustment	2025	2024	2023	2022	2021
Total Compensation from Summary Compensation Table	$12,961,940	$8,760,125	$7,906,628	$8,058,382	$7,596,357
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(10,133,327)	$(7,388,552)	$(5,900,090)	$(5,909,984)	$(4,478,002)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$17,901,722	$4,616,322	$9,488,697	$5,503,956	$7,086,150
Year-Over-Year Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$4,208,225	$121,996	$989,809	$(3,482,934)	$698,646
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$34,290	$1,279,340	$730,023	$(674,491)	$480,596
Compensation Actually Paid	$24,972,850	$7,389,231	$13,215,067	$3,494,929	$11,383,747

Non-PEO NEO Average Total Compensation Amount	$ 2,829,657	1,953,259	2,117,764	2,046,599	2,311,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,634,447	1,818,697	3,083,750	759,709	3,336,104
Adjustment to Non-PEO NEO Compensation Footnote
(4)
These amounts reflect the average CAP for our non-PEO NEOs for the previous five years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO NEOs for the previous five years.

Adjustment	2025	2024	2023	2022	2021
Average Total Compensation from Summary Compensation Table	$2,829,657	$1,953,259	$2,117,764	$2,046,599	$2,311,088
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,524,347)	$(1,154,794)	$(1,130,850)	$(1,132,739)	$(1,020,430)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$2,682,749	$833,417	$1,742,044	$1,025,706	$1,577,301
Year-Over-Year Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$567,015	$10,766	$198,872	$(805,502)	$305,120
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$79,373	$176,049	$155,920	$(374,355)	$163,025
Average Compensation Actually Paid	$4,634,447	$1,818,697	$3,083,750	$759,709	$3,336,104

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2025 to Company Performance

We disclose below the most important measures we used to link 2025 NEO CAP to Company performance. For 2025, Named Executive Officers were granted performance-based equity awards, based on achievement of Adjusted EBITDA and rTSR. For 2025, Named Executive Officers were also eligible for variable cash compensation based on achievement of non-GAAP operating income and adjusted net debt. For further information regarding these measures and their function in our executive compensation program, see “Executive Compensation — Compensation Discussion and Analysis” above.

2025 Most Important Measures

Adjusted EBITDA

Non-GAAP Operating Income

Relative Total Shareholder Return

Adjusted Net Debt

Total Shareholder Return Amount	$ 110.36	71.5	69.95	57.06	116.37
Peer Group Total Shareholder Return Amount	205.05	142.03	121.68	101.05	129.18
Net Income (Loss)	$ 295,000,000	$ 190,000,000	$ (1,841,000,000)	$ 333,000,000	$ 551,000,000
Company Selected Measure Amount	966,000,000	927,000,000	863,000,000	854,000,000	868,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Debt
Lee [Member]
Pay vs Performance Disclosure
PEO Name	Lee	Lee	Lee	Lee	Lee
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,133,327)	$ (7,388,552)	$ (5,900,090)	$ (5,909,984)	$ (4,478,002)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,901,722	4,616,322	9,488,697	5,503,956	7,086,150
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,208,225	121,996	989,809	(3,482,934)	698,646
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,290	1,279,340	730,023	(674,491)	480,596
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,524,347)	(1,154,794)	(1,130,850)	(1,132,739)	(1,020,430)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,682,749	833,417	1,742,044	1,025,706	1,577,301
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	567,015	10,766	198,872	(805,502)	305,120
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 79,373	$ 176,049	$ 155,920	$ (374,355)	$ 163,025